Parent company only condensed financial information - Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Total non-current assets	¥ 2,508,106	¥ 2,442,213
Current assets
Prepayments and other receivables	1,078,604	752,667
Cash and cash equivalents	1,907,776	1,399,370	¥ 3,055,194	¥ 1,077,875
Total current assets	6,374,276	6,898,394
Total assets	8,882,382	9,340,607	10,885,258
Equity
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(80,102)
Reserves	10,953,072	10,512,631	10,639,931	8,461,637
Accumulated losses	(7,510,899)	(6,638,625)
Equity attributable to equity owners of the Company	3,292,707	3,793,982
Non-current liabilities
Trade and other payables	132,833	313,834
Total non-current liabilities	158,006	343,113
Current liabilities
Trade and other payables	2,531,273	2,137,099
Total current liabilities	5,446,321	5,162,412
Total liabilities	5,604,327	5,505,525	5,599,975
Total equity and liabilities	8,882,382	9,340,607
Parent company
Non-current assets
Interest in subsidiaries	1,764,074	1,280,946
Total non-current assets	1,764,074	1,280,946
Current assets
Amount due from subsidiaries	1,641,677	2,662,705
Prepayments and other receivables	448	246
Cash and cash equivalents	7,327	6,454	¥ 31,857	¥ 634,507
Total current assets	1,649,452	2,669,405
Total assets	3,413,526	3,950,351
Equity
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(80,102)
Reserves	10,953,072	10,512,631
Accumulated losses	(7,510,899)	(6,638,625)
Equity attributable to equity owners of the Company	3,292,707	3,793,982
Non-current liabilities
Trade and other payables	88,280	88,280
Total non-current liabilities	88,280	88,280
Current liabilities
Trade and other payables	32,539	68,089
Total current liabilities	32,539	68,089
Total liabilities	120,819	156,369
Total equity and liabilities	¥ 3,413,526	¥ 3,950,351